Annual Operating Expenses - VIPAssetManagerPortfolio-InvestorPRO - VIPAssetManagerPortfolio-InvestorPRO - VIP Asset Manager Portfolio - VIP Asset Manager Portfolio - Investor Class	Apr. 30, 2025
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.60%

[1]	A Adjusted to reflect current fees.